UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21297

Pebblebrook Fund, Inc.

(Exact name of registrant as specified in charter)

13047 Pebblebrook Drive

Houston, Texas 77079

 (Address of principal executive offices)

(Zip code)

Bill Cross

13047 Pebblebrook Drive

Houston, Texas 77079

 (Name and address of agent for service)

Registrant's telephone number, including area code: 713-592-0828

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

Pebblebrook Fund

	Schedule of Investments
	January 31, 2006 (Unaudited)

Shares/Principal Amount		Market Value

COMMON STOCKS - 82.80%

Accident & Health Insurance - 0.82%
150	Aon Corp.	$ 5,133

Books: Publishing or Publishing & Printing - 1.62%
200	McGraw-Hill Companies, Inc.	10,208

Chemicals & Allied Products - 0.81%
65	BASF Aktiengesellschaft	5,120

Commercial Banks, NEC - 0.92%
400	Mitsubishi UFJ Financial Group, Inc.	5,780

Crude Petroleum & Natural Gas - 1.45%
100	Burlington Resources, Inc.	9,126

Electric Services - 1.80%
400	Duke Energy Company	11,340

Electronic & Other Electrical Equipment - 3.50%
200	Emerson Electric Company	15,490
200	General Electric Company	6,550
		22,040

Federal & Federally-Sponsored Credit Agencies - 1.74%
50	Student Loan Corp. (Sallie Mae)	10,950

Fire, Marine & Casualty Insurance - 1.87%
100	Allstate Corp.	5,205
100	American International Group, Inc.	6,546
		11,751

Gold And Silver Ores - 0.50%
100	Barrick Gold Corp.	3,146

Food and Kindred Products -1.83%
100	Nestle	7,315
100	Unilever PLC	4,217
		11,532
Grain Mill Products - 1.55%
200	General Mills, Inc.	9,722

Heating Equipment, Except Electrical & Warm Air; & Plumbing Fixtures - 0.60%
50	Fortune Brands, Inc.	3,748

Hospital & Medical Service Plans - 1.89%
200	UnitedHealth Group, Inc.	11,884

Industrial Inorganic Chemicals - 3.35%
400	Praxair, Inc.	21,072

Investment Advice - 2.53%
100	Alliance Capital Management Holding LP.	6,044
100	Franklin Resources, Inc.	9,850
		15,894

Life Insurance - 0.78%
100	HCA, Inc.	4,908

Measuring & Controlling Devices, NEC - 0.80%
150	Thermo Electron Corp.*	5,046

Metal Mining - 1.88%
300	BHP Billiton Ltd.	11,835

Motor Vehicles and Passenger Car Bodies - 0.82%
50	Toyota Motor Corp.	5,186

National Commercial Banks - 5.84%
400	Bankamerica Corp.	17,692
275	Citigroup, Inc.	12,810
100	Wells Fargo & Company	6,236
		36,738

Natural Gas Transmisison - 1.15%
75	Kinder Morgan, Inc.	7,219

Offices Of Holding Companies - 2.80%
6	Berkshire Hathaway, Inc. Class B *	17,592

Operators Of Nonresidential Buildings - 0.60%
100	Forest City Enteprises, Inc. Class A	3,787

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.55%
50	Zimmer Holdings, Inc. *	3,448

Paper Mills - 2.95%
325	Kimberly-Clark Corp.	18,564

Perfumes, Cosmetics & Other Toilet Preparations - 1.32%
100	Avon Products, Inc.	2,832
100	Colgate-Palmolive Co.	5,489
		8,321
Personal Credit Institiutions - 0.89%
100	Student Loan Marketing Association New	5,596

Petroleum Refining - 9.26%
100	British Petroleum Company PLC. Adr	7,231
400	ConocoPhillips Co.	25,880
400	Exxon Mobil Corp.	25,100
		58,211

Pharmaceutical Preparations - 7.56%
100	Astrazeneca	4,864
200	Bristol Myers Squibb Company	4,558
250	Johnson & Johnson, Inc.	14,385
125	Lilly, Eli & Company	7,078
100	Merck & Company, Inc.	3,450
100	Novartis AG ADR	5,516
100	Roche	7,685
		47,536

Primary Smelting & Refining of Nonferrous Metals - 1.02%
40	Phelps Dodge Corp.	6,420

Public Building & Related Furniture - 1.10%
100	Johnson Controls, Inc.	6,924

Railroads, Line-Haul Operating - 1.27%
100	Burlington Northern Santa Fe Corp.	8,012

Savings Institution, Federally Chartered - 3.59%
200	Golden West Financial Corp.	14,124
200	Washington Mutual Bank	8,464
		22,588

Security & Commodity Brokers - 3.37%
50	Chicago Mercantile Exchange Holdings, Inc. A	21,163

Services-Consumer Credit Reports - 3.23%
200	Equifax, Inc.	7,664
200	Moody's Corp.	12,664
		20,328

Services-Prepackaged Software - 0.45%
100	Microsoft Corp.	2,815

Specialty Cleaning, Polishing and Sanitation Preparations - 0.95%
100	Clorox Co.	5,985

State Commercial Banks - 0.96%
100	State Street Corp.	6,045

Sugar & Confectionery Products - 0.76%
75	Wrigley (WM.) Jr. Co.	4,797

Surgical & Medical Instruments - 0.59%
100	Baxter, Inc.	3,684

Telephone Communications - 0.83%
200	American Telephone & Telegraph Corp.	5,190

Title Insurance - 0.69%
110	Fidelity National Financial, Inc.	4,341

TOTAL COMMON STOCK (COST $410,743) - 82.80%		$520,725

REAL ESTATE INVESTMENT TRUSTS
50	Alexandria Real Estate Equities, Inc.	4,413
200	John Wiley Class A	7,580
100	Public Storage, Inc.	7,257
		19,250

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $19,229) - 3.06%		$19,250

CASH EQUIVALENTS - 4.53%
28,486	First American Treasury Obligation Fund Cl A 4.00% **	28,486
	(Cost $28,486)

	TOTAL INVESTMENTS (Cost $429,972) - 90.39%	568,461

	Other Assets Less Liabilities - 9.61%	$60,435

	Net Assets - 100.00%	628,896

* Non-income producing securities.
** Variable Rate Security at January 31, 2006

NOTES TO FINANCIAL STATEMENTS
The Pebblebrook Fund
1. SECURITY TRANSACTIONS
At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $429,972 amounted to $138,489 which consisted of aggregate gross unrealized appreciation of $144,229 and aggregate gross unrealized depreciation of $5,740.

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pebblebrook Fund, Inc.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date March 31, 2006